Document and Entity Information	Sep. 21, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	NewAmsterdam Pharma Company N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-41562
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	Goomieer 2-35
Entity Address City Or Town	Naarden
Entity Address Country	NL
Entity Address Postal Zip Code	1411 DC
Country Region	31
City Area Code	(0) 35
Local Phone Number	206 2971
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001936258
Amendment Flag	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, nominal value €0.12 per share
Trading Symbol	NAMS
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase ordinary shares
Trading Symbol	NAMSW
Security Exchange Name	NASDAQ